Consolidated Statements of Operations - USD ($)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Sales	$ 47,413,987	$ 48,713,746	$ 38,663,264
Cost of sales	36,191,011	33,903,153	26,222,381
Gross profit	11,222,976	14,810,593	12,440,883
Operating, selling, general and administrative expenses	14,325,268	14,664,987	12,097,022
Restructuring Charges, Total	941,059
Goodwill impairment charge	1,150,059
Income (loss) from operations	(5,193,410)	145,606	343,861
Other income (expense):
Other income			459,636
Interest income			90,686
Loss from equity method investment	(258,558)		(184,996)
Interest expense	(231,888)	(389,722)	(236,024)
Total other income (expense), net	(490,446)	(389,722)	129,302
Income (loss) before income taxes	(5,683,856)	(244,116)	473,163
Provision (benefit) for income taxes	1,636,000	(146,000)	179,000
Net income (loss)	$ (7,319,856)	$ (98,116)	$ 294,163
Earnings (loss) per share:
Basic (in dollars per share)	$ (0.71)	$ (0.01)	$ 0.03
Diluted (in dollars per share)	$ (0.71)	$ (0.01)	$ 0.03
Shares used in per share calculation:
Basic (in shares)	10,272,749	10,201,825	10,141,234
Diluted (in shares)	10,272,749	10,201,825	10,145,296